CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Total equity before NCI USD ($)	Share Capital	Additional paid-in capital USD ($)	Contributed surplus USD ($)	Accumulated other comprehensive income USD ($)	Retained Earnings USD ($)	Non-controlling Interest USD ($)
Beginning Balance at Dec. 31, 2011	$ 6,302	$ 5,977		$ 2,097	$ 1,956	$ (5)	$ 994	$ 325
Beginning Balance, shares at Dec. 31, 2011			935,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	15	15		12
Sale of treasury shares, shares			3,000,000
Share-based compensation	8	8		8
Establishment of non-controlling interest in Seadrill Partners	203	134		134				69
Costs related to capital increase in subsidiary	(3)	(3)		(3)
Dividends declared	(2,069)	(2,019)					(2,019)	(50)
Private placement in North Atlantic Drilling Ltd (NADL)	150	84		84				66
Other comprehensive income	213	199				199		14
Net income	1,205	1,108					1,108	97
Ending Balance at Dec. 31, 2012	6,024	5,503		2,332	1,956	194	83	521
Ending Balance, Shares at Dec. 31, 2012	469,178,074		938,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of treasury shares	6	6		6
Purchase of treasury shares	(39)	(39)		(39)
Establishment of non-controlling interest in Seadrill Partners	297							297
Dividends declared	(1,356)	(1,287)					(1,287)	(69)
Dividend to Non-controlling interests in VIEs	(223)							(223)
Sale of drilling units to Seadrill Partners		209		209				(209)
Other comprehensive income	335	334				334		1
Share-based compensation	7	7		7
Issuance of common units by Seadrill Partners to public	365	228		228				137
Issuances of common units by Seadrill Partners and impact on non-controlling interest		(102)		(102)				102
Net income	2,786	2,653					2,653	133
Ending Balance at Dec. 31, 2013	8,202	7,512		2,641	1,956	528	1,449	690
Ending Balance, Shares at Dec. 31, 2013	468,978,492
Beginning Balance at Nov. 30, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of common units by Seadrill Partners and impact on non-controlling interest								83
Ending Balance at Dec. 31, 2013	8,202	7,512		2,641	1,956	528	1,449	690
Beginning Balance, shares at Dec. 31, 2013	468,978,492		938,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale and purchase of treasury shares, net	(23)	(23)		(22)
Sale and purchase of treasury shares, net, shares			(1,000,000)
Share-based compensation	10	10		10
Employee stock options issued	5	5		4
Employee stock options issued, shares			1,000,000
Establishment of non-controlling interest in Seadrill Partners	4							4
Dividends declared	(1,466)	(1,415)					(1,415)	(51)
Sale of drilling units to Seadrill Partners	(13)	(6)		(6)				(7)
Conversion of convertible bond	615	615		568
Conversion of convertible bond, shares			47,000,000
Deconsolidation of Seadrill Partners	(115)							(115)
Initial public offering of NADL	115	63		63				52
Other comprehensive income	(1,031)	(976)				(976)		(55)
Net income	4,087	3,979					3,979	108
Ending Balance at Dec. 31, 2014	$ 10,390	$ 9,764		$ 3,258	$ 1,956	$ (448)	$ 4,013	$ 626
Ending Balance, Shares at Dec. 31, 2014	492,759,938		985,000,000